Document and Entity Information	May 26, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 28, 2020, Cognex Corporation (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) to report, among other things, that the Board of Directors (the “Board”) of the Company approved a restructuring plan on May 26, 2020, and in connection with such restructuring plan, the Company was performing an impairment analysis of its long-lived assets, including acquired intangible assets. At that time, the Company was unable to make certain good faith estimates regarding the charges related to these items. This Amendment No. 1 to the Original Report is being filed in order to amend and supplement the Company’s disclosure under Items 2.05 and 2.06 of the Original Report. The Original Report otherwise remains unchanged and this Amendment No. 1 should be read in conjunction with the Original Report and the Company’s Quarterly Report on Form 10-Q for the quarter ended June 28, 2020.
Document Period End Date	May 26, 2020
Entity Registrant Name	Cognex Corporation
Entity Incorporation, State or Country Code	MA
Entity File Number	001-34218
Entity Tax Identification Number	04-2713778
Entity Address, Address Line One	One Vision Drive
Entity Address, City or Town	Natick
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01760-2059
City Area Code	508
Local Phone Number	650-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000851205
Title of 12(b) Security	Common Stock, par value $.002 per share
Trading Symbol	CGNX
Security Exchange Name	NASDAQ